BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Qualifying Transaction (Details) - USD ($)	Dec. 23, 2020	Nov. 10, 2020	May 24, 2019
LIABILITIES ASSUMED
Deferred tax liabilities	$ 4,469,630
Qualifying Transaction
Acquisition-date fair value of total consideration transferred [abstract]
Cash			$ 76,420,000
Debt Payable			37,140,000
Shares Issued			125,421,479
Other			31,471,789
Total Consideration			270,453,268
ASSETS ACQUIRED
Cash and cash equivalents			1,705,829
Accounts receivable			1,312,911
Inventory			19,012,763
Biological assets			3,760,158
Prepaid expenses and other assets			726,810
Intangible assets			197,940,000
Property, plant and equipment			21,504,989
Right-of-use assets			11,310,784
Due from related parties			784,733
Deposits			340,955
Total assets acquired at fair value			258,399,932
LIABILITIES ASSUMED
Trade payables			1,620,595
Accrued liabilities			2,814,343
Deferred tax liabilities			44,970,332
Advance from related parties			972,542
Lease obligations			12,671,166
Debts payable			9,734,990
Total liabilities assumed at fair value			72,783,968
Goodwill			84,837,304
Calculated purchase price			270,453,268
LivFree Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash			29,500,000
Debt Payable			20,000,000
Shares Issued			73,525,577
Total Consideration			123,240,807
ASSETS ACQUIRED
Cash and cash equivalents			1,258,928
Inventory			2,670,057
Prepaid expenses and other assets			96,157
Intangible assets			105,000,000
Property, plant and equipment			1,640,418
Right-of-use assets			2,894,076
Deposits			90,147
Total assets acquired at fair value			113,649,783
LIABILITIES ASSUMED
Trade payables			387,500
Accrued liabilities			1,176,088
Deferred tax liabilities			25,796,726
Advance from related parties			187,809
Lease obligations			2,520,437
Debts payable			120,000
Total liabilities assumed at fair value			30,188,560
Goodwill			39,779,584
Calculated purchase price			123,240,807
Sira Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash			17,500,000
Debt Payable			5,000,000
Shares Issued			29,200,000
Total Consideration			79,173,075
ASSETS ACQUIRED
Cash and cash equivalents			270,280
Accounts receivable			600,151
Inventory			9,671,814
Biological assets			1,996,642
Prepaid expenses and other assets			340,428
Intangible assets			57,000,000
Property, plant and equipment			9,090,090
Right-of-use assets			5,239,201
Deposits			149,251
Total assets acquired at fair value			84,357,857
LIABILITIES ASSUMED
Trade payables			475,193
Accrued liabilities			970,418
Deferred tax liabilities			13,611,222
Lease obligations			6,514,038
Debts payable		$ 13,053	13,054
Total liabilities assumed at fair value			21,583,925
Goodwill			16,399,143
Calculated purchase price			79,173,075
CannaPunch Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash			750,000
Debt Payable			2,000,000
Shares Issued			14,120,986
Total Consideration			17,202,798
ASSETS ACQUIRED
Cash and cash equivalents			7,233
Accounts receivable			625,143
Inventory			552,040
Intangible assets			2,390,000
Property, plant and equipment			486,100
Right-of-use assets			1,119,826
Total assets acquired at fair value			5,180,342
LIABILITIES ASSUMED
Trade payables			251,829
Accrued liabilities			46,972
Deferred tax liabilities			567,507
Lease obligations			1,083,189
Total liabilities assumed at fair value			1,949,497
Goodwill			13,971,953
Calculated purchase price			17,202,798
Washoe Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash			21,670,000
Debt Payable			5,640,000
Shares Issued			4,300,000
Total Consideration			33,860,912
ASSETS ACQUIRED
Cash and cash equivalents			21,458
Accounts receivable			87,617
Inventory			4,500,213
Biological assets			1,763,516
Prepaid expenses and other assets			129,477
Intangible assets			22,800,000
Property, plant and equipment			9,070,645
Deposits			91,574
Total assets acquired at fair value			38,464,500
LIABILITIES ASSUMED
Trade payables			506,073
Accrued liabilities			100,412
Deferred tax liabilities			2,153,131
Advance from related parties			784,733
Debts payable			9,180,808
Total liabilities assumed at fair value			12,725,157
Goodwill			8,121,569
Calculated purchase price			33,860,912
Canopy Acquisition
Acquisition-date fair value of total consideration transferred [abstract]
Cash			7,000,000
Debt Payable			4,500,000
Shares Issued			4,349,003
Total Consideration			16,975,676
ASSETS ACQUIRED
Cash and cash equivalents			147,930
Inventory			1,618,639
Prepaid expenses and other assets			160,748
Intangible assets			10,750,000
Property, plant and equipment			1,217,736
Right-of-use assets			2,057,681
Due from related parties			784,733
Deposits			9,983
Total assets acquired at fair value			16,747,450
LIABILITIES ASSUMED
Accrued liabilities			520,453
Deferred tax liabilities			2,841,746
Lease obligations			2,553,502
Debts payable			421,128
Total liabilities assumed at fair value			6,336,829
Goodwill			6,565,055
Calculated purchase price			$ 16,975,676